Non-Current Assets and Disposal Groups Held for Sale (Tables)	12 Months Ended
Dec. 31, 2017
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Abstract]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [text block table]
in € m.	Dec 31, 2017	Dec 31, 2016
Cash, due and deposits with banks, Central bank funds sold and securities purchased under resale agreements	0	243
Trading assets, Derivatives, Financial assets designated at fair value through P&L	0	30
Financial assets available for sale	4	29
Loans	0	46
Property and equipment	15	174
Other assets	26	42
Total assets classified as held for sale	45	563

Deposits, Central bank funds purchased and securities sold under resale agreements	0	570
Trading liabilities, Derivatives, Financial liabilities designated at fair value through P&L	0	29
Long-term debt	0	0
Other liabilities	16	102
Total liabilities classified as held for sale	16	701